Note 2 - Basis of Preparation	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of basis of preparation of financial statements [text block]
2.	Basis of preparation

(a)	Statement of compliance:

These financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). Beginning in fiscal
2017,
the Corporation’s fiscal year end is on
March 31.
Fiscal
2017
is a transition year, and includes
thirteen
months of operations, beginning on
March
1,
2016
and ending on
March 31, 2017.
As a result, for comparative purposes the above financial statements and corresponding notes to financial statements include two
unaudited periods: the
one
-month period ended
March 31, 2017
and the
twelve
-month period ended
February 28, 2017.
The Canadian Securities regulator permits, in the transition year, the presentation of a thirteen
-month period for the financial year ended
March 31, 2017.

The financial statements were approved by the Board of Directors on
June 26, 2019.

(b)	Basis of measurement:

The financial statements have been prepared on the historical cost basis, except for:

•	Stock-based compensation which is measured pursuant to IFRS 2, Share-based payments ( Note 3 (e) (ii )); and,

•	Derivative warrant liabilities measured at fair value on a recurring basis (Note 12 ) .

(c)	Going concern uncertainty:

The Corporation has incurred operating losses and negative cash flows from operations since inception. The Corporation’s current assets of
$37.3
million as at
March 31, 2019
include cash and cash equivalents totaling
$22.5
million, and marketable securities of
$11.9
million mainly generated by the net proceeds from the recent Public Offerings. The Corporation’s current liabilities total
$18.2
million at
March 31, 2019
and are comprised primarily of amounts due to or accrued for creditors
. Management projects that additional funds will be needed in the future, after TRILOGY phase
3
clinical trials, for activities necessary to prepare for commercial launch, including the scale up of our manufacturing operations, the completion of the potential regulatory (NDA) submission package (assuming positive Phase
3
clinical results), and the expansion of business development and US commercial launch activities. The Corporation is working towards development of strategic partner relationships, as well as actively seeking additional non-dilutive funds in the future, but there can be no
assurance as to when or whether Acasti will complete any strategic collaborations or succeed in identifying non-dilutive funding sources. Consequently, the Corporation may
need to raise additional equity capital in the future to fund these activities. In particular, raising additional capital is subject to market conditions and is not
within the Corporation’s control. If the Corporation does
not
raise additional funds or find
one
or more strategic partners, it
may
not
be able to realize its assets and discharge its liabilities in the normal course of business. As a result, there exists a material uncertainty that casts substantial doubt about the Corporation’s ability to continue as a going concern and, therefore, realize its assets and discharge its liabilities in the normal course of business.

The financial statements have been prepared on a going concern basis, which assumes the Corporation will continue its operations in the foreseeable future and will be able to realize its assets and discharge its liabilities and commitments in the ordinary course of business. These financial statements do not
include any adjustments to the carrying values and classification of assets and liabilities and reported expenses that may
be necessary if the going concern basis was
not
appropriate for these financial statements. If the Corporation was unable to continue as a going concern, material write-downs to the carrying values of the Corporation’s assets, including the intangible asset, could be required.

(d)	Functional and presentation currency:

These financial statements are presented in Canadian dollars, which is the Corporation’s functional currency.

(e)	Use of estimates and judgments:

The preparation of the financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may
differ from these estimates.

Estimates are based on management’s best knowledge of current events and actions that the Corporation may
undertake in the future. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Critical judgments in applying accounting policies that have the most significant effect on the amounts recognized in the financial statements include the following:

•	The use of the going concern basis of preparation of the financial statements. At the end of each reporting period, management assesses the basis of preparation of the financial statements (Note
2
(c)).

Assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment within the next financial year include the following:

•	Measurement of derivative warrant liabilities ( note 12 ) and stock-based compensation ( note 17 ).

(f)	Use of estimates and judgments (continued):

Also, management uses judgment to determine which research and development (“R&D”) expenses qualify for R&D tax credits and in what amounts. The Corporation recognizes the tax credits once it has reasonable assurance that they will be realized. Recorded tax credits are subject to review and approval by tax authorities and therefore, could be different from the amounts recorded.